Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash consideration, net of cash acquired	$ 517,176	$ 60,343
Actual from acquired entities, Revenues	215,654
Actual from acquired entities, Net earnings from continuing operations	2,766
Supplemental pro forma revenues (unaudited), Revenues	5,134,012	4,842,597
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	232,462	115,960
Englobe Corp. [Member]
Accounts receivable	71,128
Contract assets	35,621
Other current assets	3,677
Current assets, excluding cash	110,426
Fixed assets	22,248
Operating lease right-of-use assets	22,156
Other non-current assets	11,073
Non-current assets	55,477
Accounts payable and accrued expenses	28,957
Accrued compensation	23,311
Contract liabilities	14,617
Operating lease liabilities	4,581
Other current liabilities	4,515
Current liabilities	75,981
Operating lease liabilities	17,575
Deferred income tax, net	48,935
Other non-current liabilities	500
Non-current liabilities	67,010
Net identifiable assets acquired	22,912
Cash consideration, net of cash acquired	450,175
Subsidiary equity consideration	0
Acquisition date fair value of contingent consideration	0
Total purchase consideration	450,175
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	216,994
Goodwill	267,749
Redeemable non-controlling interest (note 16)	57,480
Other Acquisitions [Member]
Accounts receivable	30,253
Contract assets	5,931
Other current assets	5,363
Current assets, excluding cash	41,547
Fixed assets	2,008
Operating lease right-of-use assets	14,258
Other non-current assets	4,019
Non-current assets	20,285
Accounts payable and accrued expenses	8,640
Accrued compensation	11,131
Contract liabilities	3,364
Operating lease liabilities	3,467
Other current liabilities	1,768
Current liabilities	28,370
Operating lease liabilities	12,516
Deferred income tax, net	4,994
Other non-current liabilities	2,625
Non-current liabilities	20,135
Net identifiable assets acquired	13,327
Cash consideration, net of cash acquired	67,001
Subsidiary equity consideration	24,078
Acquisition date fair value of contingent consideration	4,753
Total purchase consideration	95,832
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	40,940
Goodwill	41,565
Redeemable non-controlling interest (note 16)	0
The 2024 Acquisitions [Member]
Accounts receivable	101,381
Contract assets	41,552
Other current assets	9,040
Current assets, excluding cash	151,973
Fixed assets	24,256
Operating lease right-of-use assets	36,414
Other non-current assets	15,092
Non-current assets	75,762
Accounts payable and accrued expenses	37,597
Accrued compensation	34,442
Contract liabilities	17,981
Operating lease liabilities	8,048
Other current liabilities	6,283
Current liabilities	104,351
Operating lease liabilities	30,091
Deferred income tax, net	53,929
Other non-current liabilities	3,125
Non-current liabilities	87,145
Net identifiable assets acquired	36,239
Cash consideration, net of cash acquired	517,176
Subsidiary equity consideration	24,078
Acquisition date fair value of contingent consideration	4,753
Total purchase consideration	546,007
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	257,934
Goodwill	309,314
Redeemable non-controlling interest (note 16)	$ 57,480
The 2023 Acquisitions [Member]
Current assets, excluding cash		15,372
Non-current assets		9,286
Current liabilities		6,653
Non-current liabilities		8,445
Net identifiable assets acquired		9,560
Cash consideration, net of cash acquired		60,343
Acquisition date fair value of contingent consideration		3,962
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		44,567
Goodwill		34,369
Redeemable non-controlling interest (note 16)		24,191
Total purchase consideration		$ 64,305